UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF

Ticker: HTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2025

This annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$69	0.68%

How did the Fund perform in the last year?

The ROBO Global® Healthcare Technology and Innovation ETF (HTEC) (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. For the fiscal year ending April 30, 2025, the Fund recorded a return of 3.09%. While the Fund outperformed the broader Healthcare sector, it trailed both the Fund’s primary broad-based index, the VettaFi Full World Index, and the Fund’s secondary benchmark, the S&P 500 Index, which posted returns of 12.43% and 12.10%, respectively, during the same period. These twelve months saw four of its nine subsectors that the Fund invests in posting gains, with the key driver of performance being Genomics, which returned 67.28%. The positive numbers were largely due to transformative innovations from holdings like Guardant Health (162.39%), CareDx (117.53%), and GRAIL (85.16%), complemented by strong showings from companies such as AxoGen (162.39%) and Veracyte (55.85%) in other subsectors.

Challenges during the reporting period included impacts on capital expenditure-heavy areas like Process Automation and Diagnostics due to factors such as the U.S. Government National Institutes of Health funding freeze. Additionally, the Medical Instruments subsector faced revenue and margin pressures from tariff implications.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
ROBO Global® Healthcare Technology and Innovation ETF	3.09%	-0.31%	1.86%
VettaFi Full World Index (TR) (USD)*	12.43%	13.70%	10.72%
S&P 500 Index (TR)	12.10%	15.61%	13.28%
	ROBO Global® Healthcare Technology and Innovation ETF - $11142	VettaFi Full World Index (TR) (USD)* - $18157	S&P 500 Index (TR) - $20757
Jun/19	$10000	$10000	$10000
Apr/20	$11317	$9556	$10051
Apr/21	$19098	$14098	$14673
Apr/22	$12732	$13346	$14704
Apr/23	$12460	$13672	$15096
Apr/24	$10809	$16149	$18517
Apr/25	$11142	$18157	$20757

Since its inception on June 24, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

*As of April 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,954,473	64	$365,098	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.4%
Consumer Staples	1.6%
Health Care	96.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Guardant Health	2.5%
Alnylam Pharmaceuticals	2.2%
Natera	2.2%
Vertex Pharmaceuticals	2.2%
Boston Scientific	2.1%
Lonza Group	2.1%
Intuitive Surgical	2.1%
Stryker	2.0%
Penumbra	2.0%
Eurofins Scientific	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF: HTEC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2025

HTEC-AR-2025

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF

Ticker: ROBO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2025

This annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$92	0.95%

How did the Fund perform in the last year?

The ROBO Global® Robotics and Automation Index ETF (ROBO) (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. For the fiscal year ending April 30, 2025, the Fund returned -6.51%, as persistent high interest rates, geopolitical uncertainties, and post-election actions negatively impacted capital expenditure cycles and robotics installations. The strategy trailed both the Fund’s primary broad-based index, the VettaFi Full World Index (+12.43%), and the Fund’s secondary benchmark, the S&P 500 Index (+12.10%), due to these aforementioned factors.

Consequently, eight of the eleven subsectors that the Fund invests in finished in negative territory, with Logistics, Healthcare, and Manufacturing & Industrial Automation experiencing significant pressure. Despite these broad challenges, the Food and Agriculture and Integration subsectors managed to post positive returns, while market dynamics showed increased policy focus on reshoring and securing critical industry supply chains, evidenced by investment mandates in the U.S. and accelerated activity in regions like India and Mexico.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
ROBO Global® Robotics and Automation Index ETF	-6.51%	5.76%	6.94%
VettaFi Full World Index (TR) (USD)*	12.43%	13.70%	9.33%
S&P 500 Index (TR)	12.10%	15.61%	12.32%
	ROBO Global® Robotics and Automation Index ETF - $19566	VettaFi Full World Index (TR) (USD)* - $24392	S&P 500 Index (TR) - $31955
Apr/15	$10000	$10000	$10000
Apr/16	$9468	$9513	$10121
Apr/17	$12444	$11027	$11934
Apr/18	$15228	$12640	$13517
Apr/19	$15717	$13390	$15341
Apr/20	$14788	$12837	$15474
Apr/21	$24579	$18940	$22589
Apr/22	$19332	$17929	$22637
Apr/23	$20300	$18368	$23240
Apr/24	$20928	$21695	$28507
Apr/25	$19566	$24392	$31955

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

*As of April 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$905,895,050	76	$10,510,293	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.6%
Short-Term Investments	3.4%
Health Care	6.8%
Information Technology	40.5%
Industrials	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intuitive Surgical	2.0%
Toyota Industries	1.9%
Yokogawa Electric	1.9%
Daifuku	1.8%
FANUC	1.8%
Samsara, Cl A	1.8%
Cadence Design Systems	1.8%
IPG Photonics	1.8%
GEA Group	1.8%
Rockwell Automation	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF: ROBO

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2025

ROBO-AR-2025

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF

Ticker: THNQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2025

This annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$71	0.68%

How did the Fund perform in the last year?

The ROBO Global® Artificial Intelligence ETF (THNQ) (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. For the fiscal year ending April 30, 2025, the Fund delivered an 7.49% return, with seven of its eleven subsectors that the Fund invests in achieving positive results. The strategy trailed both the Fund’s primary broad-based index, the VettaFi Full World Index, and the Fund’s secondary benchmark, the S&P 500 Index, which posted returns of 12.43% and 12.10%, respectively, during the same period, primarily due to a significant valuation contraction near the reporting period's conclusion caused from geopolitics and tariffs, particularly affecting the Semiconductor subsector, though all subsectors felt these effects.

The Artificial Intelligence (AI) ecosystem demonstrated resilient demand and growth, particularly in AI capital expenditure and enterprise adoption of AI tools, which benefited subsectors such as Ecommerce, Cloud Providers, Consumer, and Network & Security.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
ROBO Global® Artificial Intelligence ETF	7.49%	12.48%
VettaFi Full World Index (TR) (USD)*	12.43%	13.68%
S&P 500 Index (TR)	12.10%	15.52%
	ROBO Global® Artificial Intelligence ETF - $17962	VettaFi Full World Index (TR) (USD)* - $18940	S&P 500 Index (TR) - $20513
May/20	$10000	$10000	$10000
Apr/21	$16555	$14707	$14501
Apr/22	$12350	$13922	$14532
Apr/23	$12118	$14262	$14919
Apr/24	$16711	$16846	$18300
Apr/25	$17962	$18940	$20513

Since its inception on May 8, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-456-ROBO (7626) or visit https://roboglobaletfs.com/investor-materials for current month-end performance.

*As of April 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,800,126	55	$1,034,235	42%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Financials	1.1%
Materials	1.4%
Real Estate	1.4%
Industrials	1.5%
Health Care	5.2%
Communication Services	5.6%
Consumer Discretionary	9.8%
Information Technology	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Crowdstrike Holdings, Cl A	2.7%
Samsara, Cl A	2.6%
Palo Alto Networks	2.4%
Tempus AI, Cl A	2.3%
Autodesk	2.3%
Amazon.com	2.2%
Advanced Micro Devices	2.2%
Cloudflare, Cl A	2.2%
Microsoft	2.2%
NVIDIA	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF: THNQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2025

THNQ-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$79,275	N/A	N/A	$77,775	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$17,500	N/A	N/A	$17,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2025 and 2024 were $17,500 and $17,500, respectively.

(h)       Not Applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Annual Financials and Other Information

April 30, 2025

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-456-ROBO (7626)

•   https://roboglobaletfs.com/investor-materials

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
China — 1.6%
Consumer Staples — 1.6%
JD Health International*	149,100	$713,323

Germany — 1.8%
Health Care — 1.8%
Siemens Healthineers	14,837	799,110

Italy — 1.5%
Health Care — 1.5%
DiaSorin	5,720	653,473

Japan — 1.2%
Health Care — 1.2%
PeptiDream*	37,000	502,447

Luxembourg — 2.0%
Health Care — 2.0%
Eurofins Scientific	13,830	872,216

Netherlands — 1.7%
Health Care — 1.7%
Koninklijke Philips*	29,940	759,306

Switzerland — 3.6%
Health Care — 3.6%
Lonza Group	1,284	919,699
Tecan Group	3,392	658,793
		1,578,492

United Kingdom — 1.3%
Health Care — 1.3%
Smith & Nephew PLC	41,436	583,348

United States — 85.2%
Health Care — 83.8%
Abbott Laboratories	5,432	710,234
Adaptive Biotechnologies*	85,277	627,639
Agilent Technologies	6,094	655,714
Align Technology*	4,156	720,235
Alnylam Pharmaceuticals*	3,715	977,937
Arrowhead Pharmaceuticals*	49,247	684,041
Description	Shares	Fair Value
United States — continued
Health Care — continued
Artivion*	31,557	$747,585
Axogen*	51,235	833,593
Baxter International	14,842	462,625
Becton Dickinson	2,928	606,360
BioMarin Pharmaceutical*	8,678	552,702
Bio-Rad Laboratories, Cl A*	2,643	645,103
Boston Scientific*	9,164	942,701
Bristol-Myers Squibb	10,929	548,636
CareDx*	36,489	615,934
Charles River Laboratories International*	4,647	551,227
CONMED	9,701	476,416
Danaher	4,283	853,730
DexCom*	8,402	599,735
Edwards Lifesciences*	11,172	843,374
Exact Sciences*	15,442	704,773
GE HealthCare Technologies	8,106	570,095
Glaukos*	6,626	624,501
Globus Medical, Cl A*	7,980	572,725
GRAIL*	17,682	609,941
Guardant Health*	23,102	1,091,108
Hologic*	10,626	618,433
Illumina*	9,648	748,685
Incyte*	11,036	691,516
Integra LifeSciences Holdings*	25,079	411,045
Intuitive Surgical*	1,753	904,197
IQVIA Holdings*	4,337	672,539
iRhythm Technologies*	6,830	730,059
Masimo*	3,539	569,637
Medpace Holdings*	2,265	698,503
Moderna*	21,300	607,902
Natera*	6,458	974,706
Novocure*	37,812	685,910
Omnicell*	16,898	528,231
Penumbra*	3,041	890,526
QIAGEN	17,825	762,019
Regeneron Pharmaceuticals	1,181	707,135
Revvity	4,250	397,078
Roche Holding	2,002	656,086
STAAR Surgical*	45,568	832,072
Stryker	2,395	895,538
Tempus AI, Cl A*	16,651	860,357

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2025 (Concluded)

Description	Shares	Fair Value
United States — continued
Health Care — continued
Thermo Fisher Scientific	1,708	$732,732
Twist Bioscience*	17,509	670,945
United Therapeutics*	2,070	627,396
Veeva Systems, Cl A*	2,116	494,488
Veracyte*	21,703	661,941
Vertex Pharmaceuticals*	1,860	947,670
		36,806,010

Information Technology — 1.4%
Novanta*	5,241	622,945
		37,428,955

Total Common Stock
(Cost $51,479,244)		43,890,670

Total Investments — 99.9%
(Cost $51,479,244)		$43,890,670

Percentages are based on Net Assets of $43,954,473.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%
Canada — 3.0%
Industrials — 1.6%
ATS(A)*	566,545	$14,248,732

Information Technology — 1.4%
Celestica*	149,210	12,706,560
		26,955,292

China — 4.1%
Industrials — 2.7%
Airtac International Group	547,439	15,062,574
Estun Automation, Cl A	1,165,300	3,208,955
Han’s Laser Technology Industry Group, Cl A	1,037,500	3,299,864
Shenzhen Inovance Technology, Cl A	309,500	3,050,766
		24,622,159

Information Technology — 1.4%
Xiaomi, Cl B*	1,895,400	12,208,755
		36,830,914

Finland — 2.4%
Industrials — 2.4%
Cargotec, Cl B	234,832	11,163,663
Kalmar, Cl B	339,530	10,760,596
		21,924,259

Germany — 8.0%
Industrials — 6.8%
Duerr	450,834	10,634,086
GEA Group	244,858	15,949,032
KION Group	215,328	9,110,501
Krones	104,017	15,182,202
Siemens	46,211	10,608,516
		61,484,337
Description	Shares	Fair Value
Germany — continued
Information Technology — 1.2%
Jenoptik	577,050	$11,426,863
		72,911,200
Japan — 22.9%
Industrials — 17.9%
Daifuku	623,900	16,564,143
Daihen	229,900	10,154,024
FANUC	643,400	16,481,938
Fuji Machine Manufacturing	1,037,000	15,448,857
Harmonic Drive Systems(A)	565,700	13,305,689
Mitsubishi Electric	711,400	13,767,665
Nabtesco	747,900	11,254,678
Shibaura Machine	387,100	9,756,201
SMC	39,900	12,998,829
THK	514,400	12,668,867
Toyota Industries	150,300	17,660,039
Yaskawa Electric(A)	559,000	11,823,493
		161,884,423

Information Technology — 5.0%
Keyence	37,100	15,564,105
Omron(A)	432,000	12,810,993
Yokogawa Electric	779,900	16,883,982
		45,259,080
		207,143,503

Jersey — 1.0%
Consumer Discretionary — 1.0%
Aptiv PLC*	158,083	9,020,216

Norway — 0.7%
Industrials — 0.7%
AutoStore Holdings(A)*	14,958,960	6,707,763

South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,232,596	11,966,110

Sweden — 2.1%
Health Care — 1.1%
Elekta, Cl B(A)	1,868,898	9,494,759

Information Technology — 1.0%
Hexagon, Cl B(A)	938,681	9,117,320
		18,612,079

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2025 (Continued)

Description	Shares	Fair Value
Switzerland — 3.0%
Industrials — 3.0%
ABB	253,090	$13,302,047
Kardex Holding	54,593	13,718,837
		27,020,884

Taiwan — 4.8%
Industrials — 1.3%
Hiwin Technologies	1,690,276	11,626,824

Information Technology — 3.5%
Advantech	1,109,905	11,694,900
Delta Electronics	1,039,201	10,836,180
Hon Hai Precision Industry	2,177,194	9,632,397
		32,163,477
		43,790,301

United Kingdom — 2.3%
Information Technology — 2.3%
Raspberry PI Holdings PLC(A)*	1,580,640	9,306,452
Renishaw PLC	386,914	11,576,360
		20,882,812

United States — 43.9%
Consumer Discretionary — 0.6%
Serve Robotics(A)*	866,636	5,347,144

Health Care — 5.7%
Azenta(A)*	284,295	7,488,331
Globus Medical, Cl A*	162,813	11,685,089
Illumina*	175,457	13,615,463
Intuitive Surgical*	35,764	18,447,071
		51,235,954

Industrials — 14.2%
Deere	27,454	12,726,576
Emerson Electric	129,700	13,632,767
GXO Logistics*	274,852	9,960,636
Joby Aviation(A)*	1,693,843	10,671,211
John Bean Technologies	110,149	11,594,284
Nordson	69,298	13,136,822
Rockwell Automation	64,006	15,853,006
Schneider Electric	57,499	13,346,932
Stratasys*	1,414,111	13,349,208
Symbotic, Cl A(A)*	668,476	14,425,712
		128,697,154
Description	Shares	Fair Value
United States — continued
Information Technology — 23.4%
Ambarella*	305,588	$14,665,168
Autodesk*	52,090	14,285,682
Cadence Design Systems*	54,107	16,109,818
Cognex	362,828	9,905,204
IPG Photonics*	267,550	16,023,570
Manhattan Associates*	81,421	14,443,271
Microchip Technology	186,056	8,573,461
Novanta*	129,621	15,406,752
NVIDIA	125,821	13,704,423
PTC*	81,478	12,626,646
QUALCOMM	78,175	11,605,861
Samsara, Cl A*	414,086	16,422,651
ServiceNow*	12,965	12,381,705
Teradyne	154,539	11,468,339
Trimble Navigation*	187,867	11,674,055
Zebra Technologies, Cl A*	50,660	12,681,211
		211,977,817
		397,258,069

Total Common Stock
(Cost $909,036,557)		901,023,402

SHORT-TERM INVESTMENTS — 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 4.28%(B)(C)	29,967,094	29,967,094
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(B)	942,078	942,078

Total Short-Term Investments
(Cost $30,909,172)		30,909,172

Total Investments - 102.9%
(Cost $939,945,729)		$931,932,574

Percentages are based on Net Assets of $905,895,050.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 was $45,733,123.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2025 (Concluded)

(B)      The rate shown is the 7-day effective yield as of April 30, 2025.

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $29,967,094. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $18,227,474.

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2025

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
Brazil — 2.1%
Consumer Discretionary — 2.1%
MercadoLibre*	1,474	$3,435,673

Canada — 1.8%
Information Technology — 1.8%
Shopify, Cl A*	31,191	2,963,145

China — 3.7%
Consumer Discretionary — 3.7%
Alibaba Group Holding ADR	27,904	3,332,575
JD.com ADR	82,376	2,687,105
		6,019,680

Germany — 1.3%
Information Technology — 1.3%
Infineon Technologies	65,598	2,154,287

Netherlands — 3.7%
Information Technology — 3.7%
ASML Holding, Cl G	4,812	3,214,801
Nebius Group, Cl A*	124,144	2,821,793
		6,036,594

Taiwan — 5.2%
Information Technology — 5.2%
Global Unichip	82,796	2,653,469
MediaTek	67,506	2,849,423
Taiwan Semiconductor Manufacturing	103,653	2,942,717
		8,445,609

Description	Shares	Fair Value
United Kingdom — 1.5%
Information Technology — 1.5%
Raspberry PI Holdings PLC*	403,751	$2,377,195

United States — 80.6%
Communication Services — 5.6%
Alphabet, Cl A	21,189	3,364,813
Meta Platforms, Cl A	4,799	2,634,651
Spotify Technology*	4,890	3,002,362
		9,001,826

Consumer Discretionary — 4.0%
Amazon.com*	19,693	3,631,783
Tesla*	9,603	2,709,582
		6,341,365

Financials — 1.1%
Fiserv*	9,549	1,762,459

Health Care — 5.2%
Illumina*	32,820	2,546,832
Tempus AI, Cl A*	73,396	3,792,371
Veracyte*	71,281	2,174,071
		8,513,274

Industrials — 1.5%
Verisk Analytics, Cl A	8,395	2,488,530

Information Technology — 60.4%
Advanced Micro Devices*	37,123	3,613,924
Ambarella*	71,678	3,439,827
Analog Devices	16,664	3,248,147
Arista Networks*	40,349	3,319,512
Astera Labs*	49,064	3,204,370
Autodesk*	13,719	3,762,436
Cloudflare, Cl A*	29,696	3,586,683
Cognex	90,763	2,477,830
Crowdstrike Holdings, Cl A*	10,324	4,427,654
CyberArk Software*	9,786	3,446,238
Datadog, Cl A*	34,697	3,544,646
Elastic*	29,503	2,543,159
Fair Isaac*	1,396	2,777,593
HubSpot*	4,940	3,020,810
International Business Machines	11,175	2,702,339
JFrog*	87,124	2,942,177
Lam Research	42,064	3,014,727
Microsoft	9,059	3,580,660

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2025 (Concluded)

Description	Shares	Fair Value
United States — continued
Information Technology— continued
MongoDB, Cl A*	15,789	$2,718,392
Nutanix, Cl A*	39,239	2,695,719
NVIDIA	32,690	3,560,595
Palo Alto Networks*	20,360	3,805,895
Pure Storage, Cl A*	74,032	3,358,091
QUALCOMM	20,117	2,986,570
Rapid7*	109,516	2,586,768
Samsara, Cl A*	104,181	4,131,818
ServiceNow*	3,106	2,966,261
Snowflake, Cl A*	19,906	3,174,808
Super Micro Computer*	77,487	2,468,736
Teradyne	25,454	1,888,941
Varonis Systems, Cl B*	62,902	2,694,722
		97,690,048

Materials — 1.4%
Ginkgo Bioworks Holdings*	299,611	2,208,133

Real Estate — 1.4%
CoStar Group*	31,271	2,319,370
		130,325,005

Total Common Stock
(Cost $158,828,248)		161,757,188

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(A)	113,613	113,613

Total Short-Term Investment
(Cost $113,613)		113,613

Total Investments - 100.0%
(Cost $158,941,861)		$161,870,801

Percentages are based on Net Assets of $161,800,126.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

April 30, 2025

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Investments, at Cost	$51,479,244	$939,945,729	$158,941,861
Foreign Currency, at Cost	7,559	258,257	—
Investments, at Fair Value*	$43,890,670	$931,932,574	$161,870,801
Cash and Cash Equivalents	—	—	23
Foreign Currency, at Value	7,559	258,286	—
Tax Reclaims Receivable	60,494	2,648,786	5,234
Dividends Receivable	20,657	1,615,152	8,610
Securities Lending Income Receivable	—	80,186	—
Total Assets	43,979,380	936,534,984	161,884,668

Liabilities:
Advisory Fees Payable - Net	23,524	672,691	84,542
Payable to Custodian - Overdraft	1,383	149	—
Payable Upon Return on Securities Loaned	—	29,967,094	—
Total Liabilities	24,907	30,639,934	84,542

Net Assets	$43,954,473	$905,895,050	$161,800,126

Net Assets Consist of:
Paid-in Capital	$146,965,308	$1,329,862,467	$172,819,247
Total Distributable Earnings (Accumulated Losses)	(103,010,835)	(423,967,417)	(11,019,121)
Net Assets	$43,954,473	$905,895,050	$161,800,126

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	1,625,001	17,750,000	3,600,000
Net Asset Value, Offering and Redemption Price Per Share	$27.05	$51.04	$44.94
* Includes Value of Securities on Loan	$—	$45,733,123	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Year Ended April 30, 2025

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividend Income	$287,678	$13,407,161	$768,310
Income from Securities Lending, Net	—	677,820	—
Tax Reclaims	—	834,520	—
Less: Foreign Taxes Withheld	(55,256)	(2,244,537)	(51,651)
Total Investment Income	232,422	12,674,964	716,659

Expenses:
Advisory Fees	429,359	10,510,293	1,140,628
Total Expenses	429,359	10,510,293	1,140,628

Less:
Waiver of Advisory Fees (Note 3)	(64,261)	—	(106,393)
Net Expenses	365,098	10,510,293	1,034,235
Net Investment Income (Loss)	(132,676)	2,164,671	(317,576)

Net Realized Gain (Loss) on:
Investments(1)	(8,325,047)	16,194,330	16,181,477
Foreign Currency Transactions	1,932	(595,837)	(2,277)
Net Realized Gain (Loss)	(8,323,115)	15,598,493	16,179,200

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,528,545	(78,512,104)	(9,739,842)
Foreign Currency Translations	5,824	321,157	426
Net Change in Unrealized Appreciation (Depreciation)	11,534,369	(78,190,947)	(9,739,416)
Net Realized and Unrealized Gain (Loss)	3,211,254	(62,592,454)	6,439,784
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,078,578	$(60,427,783)	$6,122,208

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$(132,676)	$(147,721)
Net Realized Gain (Loss)(1)	(8,323,115)	(23,285,836)
Net Change in Unrealized Appreciation (Depreciation)	11,534,369	11,050,672
Net Increase (Decrease) in Net Assets Resulting from Operations	3,078,578	(12,382,885)

Capital Share Transactions:
Issued	3,569,383	—
Redeemed	(22,393,385)	(26,217,033)
Increase (Decrease) in Net Assets from Capital Share Transactions	(18,824,002)	(26,217,033)
Total Increase (Decrease) in Net Assets	(15,745,424)	(38,599,918)

Net Assets:
Beginning of Year	59,699,897	98,299,815
End of Year	$43,954,473	$59,699,897

Share Transactions:
Issued	125,000	—
Redeemed	(775,000)	(975,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(650,000)	(975,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Robotics and Automation Index ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$2,164,671	$1,059,044
Net Realized Gain (Loss)(1)	15,598,493	(7,239,047)
Net Change in Unrealized Appreciation (Depreciation)	(78,190,947)	43,850,201
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,427,783)	37,670,198

Distributions:	(5,665,471)	(684,846)
Capital Share Transactions:
Issued	6,920,806	112,374,880
Redeemed	(280,910,187)	(241,682,762)
Increase (Decrease) in Net Assets from Capital Share Transactions	(273,989,381)	(129,307,882)
Total Increase (Decrease) in Net Assets	(340,082,635)	(92,322,530)

Net Assets:
Beginning of Year	1,245,977,685	1,338,300,215
End of Year	$905,895,050	$1,245,977,685

Share Transactions:
Issued	125,000	2,000,000
Redeemed	(5,075,000)	(4,425,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,950,000)	(2,425,000)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$(317,576)	$(171,327)
Net Realized Gain (Loss)(1)	16,179,200	5,052,040
Net Change in Unrealized Appreciation (Depreciation)	(9,739,416)	16,796,553
Net Increase (Decrease) in Net Assets Resulting from Operations	6,122,208	21,677,266

Capital Share Transactions:
Issued	58,977,782	155,540,574
Redeemed	(76,827,471)	(28,705,175)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,849,689)	126,835,399
Total Increase (Decrease) in Net Assets	(11,727,481)	148,512,665

Net Assets:
Beginning of Year	173,527,607	25,014,942
End of Year	$161,800,126	$173,527,607

Share Transactions:
Issued	1,200,000	4,025,000
Redeemed	(1,750,000)	(700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(550,000)	3,325,000

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$26.24	$30.25	$30.91	$46.39	$27.49
Investment Activities
Net investment income (loss)*	(0.07)	(0.05)	(0.11)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	0.88	(3.96)	(0.55)	(15.28)	19.05
Total from investment activities	0.81	(4.01)	(0.66)	(15.46)	18.90
Distributions to shareholders from:
Net realized capital gains	—	—	—	(0.02)	—
Total distributions	—	—	—	(0.02)	—
Net Asset Value, end of year	$27.05	$26.24	$30.25	$30.91	$46.39
Net Asset Value, Total Return (%)(1)	3.09	(13.26)	(2.14)	(33.33)	68.75
Ratios to Average Net Assets
Expenses (%)	0.68	0.68	0.68	0.68	0.68
Expenses excluding waivers (%)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss) (%)	(0.25)	(0.20)	(0.36)	(0.42)	(0.36)
Supplemental Data
Net Assets end of year (000)	$43,954	$59,700	$98,300	$129,833	$218,013
Portfolio turnover rate(%)(2)	35	39	39	38	28

*    Per share data calculated using average shares method.

(1)  Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)  Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year

	Years Ended April 30,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$54.89	$53.27	$50.73	$64.61	$38.95
Investment Activities
Net investment income (loss)*	0.11	0.04	0.03	(0.09)	0.10
Net realized and unrealized gain (loss)	(3.65)	1.61	2.51	(13.67)	25.68
Total from investment activities	(3.54)	1.65	2.54	(13.76)	25.78
Distributions to shareholders from:
Net investment income	(0.31)	(0.03)	—	(0.12)	(0.12)
Total distributions	(0.31)	(0.03)	—	(0.12)	(0.12)
Net Asset Value, end of year	$51.04	$54.89	$53.27	$50.73	$64.61
Net Asset Value, Total Return (%)(1)	(6.51)	3.09	5.01	(21.35)	66.21
Ratios to Average Net Assets
Expenses (%)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss) (%)	0.20	0.08	0.06	(0.14)	0.19
Supplemental Data
Net Assets end of year (000)	$905,895	$1,245,978	$1,338,300	$1,390,114	$1,886,545
Portfolio turnover rate(%)(2)	36	26	24	26	29

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	Years Ended April 30,				Period Ended April 30, 2021†
	2025	2024	2023	2022
Net Asset Value, beginning of year/period	$41.81	$30.32	$30.90	$41.42	$25.02
Investment Activities
Net investment income (loss)*	(0.10)	(0.07)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	3.23	11.56	(0.53)	(10.46)	16.56
Total from investment activities	3.13	11.49	(0.58)	(10.52)	16.40
Net Asset Value, end of year/period	$44.94	$41.81	$30.32	$30.90	$41.42
Net Asset Value, Total Return (%)(1)	7.49	37.90	(1.88)	(25.40)	65.55
Ratios to Average Net Assets
Expenses (%)	0.68	0.68	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.75	0.75	0.75	0.75	0.75	(2)
Net investment income (loss) (%)	(0.21)	(0.17)	(0.18)	(0.15)	(0.42	)(2)
Supplemental Data
Net Assets end of year/period (000)	$161,800	$173,528	$25,015	$29,353	$37,281
Portfolio turnover rate(%)(3)	42	29	37	30	30

†    Commenced operations on May 8, 2020.

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Annualized.

(3)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to Financial Statements

April 30, 2025

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “diversified” under the 1940 Act, except for ROBO Global® Artificial Intelligence ETF which is classified as “non-diversified” (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The valuation techniques used by the Funds to measure fair value during the year ended April 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of April 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

3. SERVICE PROVIDERS (Continued)

transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2025, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion. The fees waived are non-recoupable.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2025. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

VettaFi LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended April 30, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

3. SERVICE PROVIDERS (Concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$18,856,410	$19,560,770
ROBO Global® Robotics and Automation Index ETF	392,445,145	435,969,079
ROBO Global® Artificial Intelligence ETF	64,572,569	65,452,234

For the year ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the year ended April 30, 2025, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$3,476,977	$21,632,051	$3,720,993
ROBO Global® Robotics and Automation Index ETF	5,818,342	243,238,222	63,605,266
ROBO Global® Artificial Intelligence ETF	55,231,481	71,941,686	18,339,829

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2025:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
ROBO Global® Healthcare Technology and Innovation ETF	$3,439,188	$(3,439,188)
ROBO Global® Robotics and Automation Index ETF	61,232,990	(61,232,990)
ROBO Global® Artificial Intelligence ETF	17,159,770	(17,159,770)

These reclassifications have no impact on net assets or net asset value per share.

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

5. TAX INFORMATION (Concluded)

The tax character of dividends and distributions paid during the years ended April 30, 2025 and April 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
ROBO Global® Healthcare Technology and Innovation ETF
2025	$—	$—	$—
2024	—	—	—

ROBO Global® Robotics and Automation Index ETF
2025	$5,665,471	$—	$5,665,471
2024	684,846	—	684,846

ROBO Global® Artificial Intelligence ETF
2025	$—	$—	$—
2024	—	—	—

As of April 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$—	$5,441,868	$66,898
Capital Loss Carryforwards	(93,581,424)	(392,943,206)	(10,512,183)
Unrealized Appreciation (Depreciation)	(9,429,417)	(36,466,072)	(573,834)
Other Temporary Differences	6	(7)	(2)
Total Distributable Earnings (Accumulated Losses)	$(103,010,835)	$(423,967,417)	$(11,019,121)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Healthcare Technology and Innovation ETF	$24,505,035	$69,076,389	$93,581,424
ROBO Global® Robotics and Automation Index ETF	96,819,339	296,123,867	392,943,206
ROBO Global® Artificial Intelligence ETF	1,762,221	8,749,962	10,512,183

For Federal income tax purposes, the cost of securities owned at April 30, 2025, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$53,325,122	$4,484,243	$(13,913,660)	$(9,429,417)
ROBO Global® Robotics and Automation Index ETF	968,613,749	137,239,804	(173,705,876)	(36,466,072)
ROBO Global® Artificial Intelligence ETF	162,444,972	14,459,149	(15,032,983)	(573,834)

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because each Funds NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Continued)

7. SECURITIES LENDING (Concluded)

activity by a Fund that might occur during the term of the loan would be for the account of the Fund. For financial statement purposes, the Funds record the securities lending collateral as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments, if any.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$45,733,123	$29,967,094	$15,766,029	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2025 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in a Short-Term Investment (Dreyfus Institutional Preferred Government Plus Money Market Fund) and the non-cash collateral consisted of Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2025

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Short-Term Investment	$29,967,094	$—	$—	$—	$29,967,094
U.S. Government Securities	—	8,263	913,632	17,305,579	18,227,474
Total	$29,967,094	$8,263	$913,632	$17,305,579	$48,194,568

8. OTHER

At April 30, 2025, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

ROBO Global®

Notes to Financial Statements

April 30, 2025 (Concluded)

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF, and ROBO Global® Artificial Intelligence ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”) as of April 30, 2025, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Robotics and Automation Index ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and 2021
ROBO Global® Artificial Intelligence ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and for the period from May 8, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

ROBO Global®

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2025, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	FTC*
ROBO Global® Healthcare Technology and Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF	0.00%	100.00%	100.00%	28.21%	100.00%	0.00%	0.00%	0.00%	0.00%	17.39%
ROBO Global® Artificial Intelligence ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

* The ETC ROBO Global® Robotics and Automation Index ETF intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2025, the total amount of foreign source income is $4,395,238. The total amount of foreign tax paid is $1,192,956. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Other Information (Form N-CSR Item 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $18,184 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-456-ROBO (7626)

•        https://roboglobaletfs.com/investor-materials

ROB-AR-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: July 2, 2025

	By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: July 2, 2025